Intangible assets	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

6. Intangible assets

During the current period, the Company capitalized development costs related to internally generated software classified as intangible assets.

Intangible assets
Cost
Balance, August 31, 2023	$2,057,525
Additions	1,112,399
Translation adjustment	(1,794)
Balance, August 31, 2024	$3,168,130
Additions	539,410
Translation adjustment	(230,113)
Balance, February 28, 2025	$3,477,427

Accumulated amortization
Balance, August 31, 2023	$338,571
Amortization	616,532
Translation adjustment	1,252
Balance, August 31, 2024	$956,355
Amortization	270,073
Translation adjustment	(72,723)
Balance, February 28, 2025	$1,153,705

Net carrying value
February 28, 2025	$2,323,722
August 31, 2024	$2,211,775

Pineapple Financial Inc.

Notes to the Condensed Interim Consolidated Financial Statements for period ended February 28, 2025 - Unaudited

(Expressed in US Dollars)

6. Intangible assets

During the current period, the Company capitalized development costs related to internally generated software classified as intangible assets.

Intangible assets
Cost
Balance, August 31, 2022	$779,490
Additions	1,300,225
Translation adjustment	(22,190)
Balance, August 31, 2023	$2,057,525
Additions	1,112,399
Translation adjustment	(1,794)
Balance, August 31, 2024	$3,168,130

Accumulated amortization
Balance, August 31, 2022	$77,102
Amortization	265,150
Translation adjustment	(3,681)
Balance, August 31, 2023	$338,571
Amortization	616,532
Translation adjustment	1,252
Balance, August 31, 2024	$956,355

Net carrying value
August 31, 2024	$2,211,775
August 31, 2023	$1,718,954

The estimated amortization expense of definite-lived intangible assets is as follows:

Year ending August 31,

2025	491,506
2026	491,506
2027	491,506
2028	491,506
2029	245,753
$2,211,775

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2024 and 2023

(Expressed in US Dollars)